Post-employment benefits - Actuarial Assumptions, Financial Assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Actuarial assumption of discount rates	1.80%	1.30%
Actuarial assumption of expected rates of salary increases	3.20%	2.70%
Actuarial assumption of expected rates of inflation	3.10%	2.60%